Restructuring Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Restructuring and Related Activities [Abstract]
Summary of changes in restructuring liabilities during year
A summary of changes in our restructuring liabilities during 2013 is set forth in the table below:

	Employee severance and termination	Office closures	Contract termination	Total
	in millions

Restructuring liability as of January 1, 2013	$39.7	$4.0	$13.1	$56.8
Restructuring charges	77.9	(0.1)	100.9	178.7
Cash paid	(91.5)	(14.1)	(17.6)	(123.2)
Virgin Media liability at acquisition date	0.1	23.3	—	23.4
Foreign currency translation adjustments and other	1.2	1.8	(11.4)	(8.4)
Reclassification of Chellomedia Disposal Group to discontinued operations	(0.8)	—	(13.0)	(13.8)
Restructuring liability as of December 31, 2013	$26.6	$14.9	$72.0	$113.5

Current portion	$26.5	$13.2	$25.8	$65.5
Noncurrent portion	0.1	1.7	46.2	48.0
Total	$26.6	$14.9	$72.0	$113.5
A summary of changes in our restructuring liabilities during 2014 is set forth in the table below:

	Employee severance and termination	Office closures	Contract termination and other	Total
	in millions

Restructuring liability as of January 1, 2014	$26.6	$14.9	$72.0	$113.5
Restructuring charges	60.4	9.5	97.0	166.9
Cash paid	(66.3)	(10.8)	(34.4)	(111.5)
Ziggo liability at acquisition date	8.2	—	—	8.2
Foreign currency translation adjustments and other	(1.3)	(1.1)	(18.6)	(21.0)
Restructuring liability as of December 31, 2014	$27.6	$12.5	$116.0	$156.1

Current portion	$27.5	$4.4	$20.4	$52.3
Noncurrent portion	0.1	8.1	95.6	103.8
Total	$27.6	$12.5	$116.0	$156.1